Net Income Per Share	12 Months Ended
Dec. 31, 2013
Net Income Per Share [Abstract]
Net Income Per Share
21.	NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	2011	2012	2013

Net income attributable to Qihoo 360 Technology Co. Ltd	15,603	46,746	99,652
Accretion of Series A shares	203	-	-
Accretion of Series B shares	313	-	-
Accretion of Series C shares	255	-	-
Undistributed earnings allocated to participating unvested shares (i)	1,124	2,049	3,175

Net income attributable to Class A and Class B ordinary shareholders for computing basic net income per ordinary share	13,708	44,697	96,477

Net income attributable to nonvested shareholders for computing basic net income per participating unvested shares (i)	1,124	2,049	3,175

Accretion of Series A shares	203	-	-

Net income attributable to Series A shareholders for computing basic net income per Series A share	203	-	-

Accretion of Series B shares	313	-	-

Net income attributable to Series B shareholders for computing basic net income per Series B share	313	-	-

Accretion of Series C shares	255	-	-

Net income attributable to Series C shareholders for computing basic net income per Series C share	255	-	-

Weighted average ordinary shares outstanding used in computing basic net income per Class A and Class B ordinary share	137,775,752	168,709,221	174,727,288
Weighted average shares used in calculating net income per participating unvested share-basic	11,292,535	7,733,645	5,749,393
Weighted average shares outstanding used in computing basic net income per Series A share	8,356,247	-	-
Weighted average shares outstanding used in computing basic net income per Series B share	9,755,085	-	-
Weighted average shares outstanding used in computing basic net income per Series C share	2,057,209	-	-
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed exercise of stock options and nonvested shares using the treasury stock method (ii)	4,345,724	7,180,369	12,560,169
Plus incremental weighted average ordinary shares from assumed conversion of preferred share using treasury stock method	19,578,504	-	-
Weighted average ordinary shares outstanding used in computing diluted net income per Class A and Class B ordinary share (i)	172,992,515	183,623,235	193,036,850

Net income per Class A and Class B ordinary share-basic	0.10	0.26	0.55
Net income per participating unvested share-basic	0.10	0.26	0.55
Net income per Series A share-basic	0.02	NA	NA
Net income per Series B share-basic	0.03	NA	NA
Net income per Series C share-basic	0.12	NA	NA
Net income per Class A and Class B ordinary share-diluted	0.09	0.25	0.52

(i)	The net income attributable to Qihoo 360 Technology Co. Ltd. was allocated among Class A and Class B ordinary shares (see Note 19), preferred shares (See Note 20) and certain nonvested shares (see Note 22) pro rata on the basis of their right to participate in dividends.

(ii)	The calculation of the weighted average number of Class A and Class B ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities. For the year ended December 31, 2011, the incremental weighted average number of 19,578,504 and 4,345,724 ordinary shares from the assumed conversion of Series A, B and C preferred shares, and the exercise of share options and nonvested shares using the treasure stock method, respectively, has been included in the dilutive securities. For the years ended December 31, 2012 and 2013, the incremental weighted average number of 7,180,369 and 12,560,169 ordinary shares from the assumed exercise of share options and nonvested shares using the treasury stock method, respectively, has been included in the dilutive securities.

For the year 2011, 2012 and 2013, 2,552,844, 4,990,513 and 533,054 share options were excluded as their effect was anti-dilutive, respectively.

For the year 2013, 2,578,779 ordinary shares resulting from the assumed conversions of Convertible Senior Notes were excluded from the calculation of diluted net income per share as their effect was anti-dilutive.